4. Significant Strategic Drug Development Collaborations (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2016
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Shares issued for equity investment, value	$ 337,340	$ 10,811,196
Basis Of Presentation And Significant Accounting Policies [Table] [Default Label]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Shares issued for equity investment, shares	333,334
Warrant granted to purchase common stock, common shares available for purchase				353,563
SynBio LLC [Member] | Stock subscription and collaborative development agreement [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Revenue recognized	$ 0
Percent ownership in Xenetic	39.00%	41.60%
Warrant granted to purchase common stock, common shares available for purchase		204,394
Serum Institute of India Ltd [Member] | License and supply agreements [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Revenue recognized	$ 0
Percent ownership in Xenetic	8.50%	9.20%
Warrant granted to purchase common stock, common shares available for purchase		96,970
Baxalta [Member] | Research, development, license and supply agreement [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Shares issued for equity investment, shares		324,097
Shares issued for equity investment, value		$ 10,000,000
Revenue recognized			$ 1,000,000
Percent ownership in Xenetic	8.00%	8.70%
Consultant [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Warrant granted to purchase common stock, common shares available for purchase	25,243
Non-Employee Director [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Warrant granted to purchase common stock, common shares available for purchase		48,485